BORROWINGS - MARKET RISK (Details) R in Millions	12 Months Ended
	Dec. 31, 2020 ZAR (R) R / $	Dec. 31, 2019 ZAR (R) R / $	Dec. 31, 2018 ZAR (R) R / $	Dec. 31, 2017 ZAR (R)
Other payables
Borrowings.	R 18,382.6	R 23,736.2	R 24,504.7	R 25,649.5
Currency risk
Other payables
Closing foreign exchange rate | R / $	14.69	14.00	14.35
Decrease in gain on foreign exchange differences due to decrease in exchange rate	R 147.9	R 102.2	R 38.7
Interest rate risk
Other payables
Amount exposed to risk	18,376.7	23,730.7	24,498.9
Change in interest expense for downward change by 1.5% in interest rate	122.4	143.1	167.7
Change in interest expense for downward change by 1% in interest rate	81.6	95.4	111.8
Change in interest expense for downward change by 0.5% in interest rate	40.8	47.7	55.9
Change in interest expense for upward change by 0.5% in interest rate	(40.8)	(47.7)	(55.9)
Change in interest expense for upward change by 1% in interest rate	(81.6)	(95.4)	(111.8)
Change in interest expense for upward change by 1.5% in interest rate	(122.4)	(143.1)	(167.7)
JIBAR | Interest rate risk
Other payables
Amount exposed to risk		2,500.0	6,322.0
Change in interest expense for downward change by 1.5% in interest rate		37.5	88.5
Change in interest expense for downward change by 1% in interest rate		25.0	59.0
Change in interest expense for downward change by 0.5% in interest rate		12.5	29.5
Change in interest expense for upward change by 0.5% in interest rate		(12.5)	(29.5)
Change in interest expense for upward change by 1% in interest rate		(25.0)	(59.0)
Change in interest expense for upward change by 1.5% in interest rate		(37.5)	(88.5)
LIBOR | Interest rate risk
Other payables
Amount exposed to risk	8,241.0	7,042.3	3,871.6
Change in interest expense for downward change by 1.5% in interest rate	122.4	105.6	79.2
Change in interest expense for downward change by 1% in interest rate	81.6	70.4	52.8
Change in interest expense for downward change by 0.5% in interest rate	40.8	35.2	26.4
Change in interest expense for upward change by 0.5% in interest rate	(40.8)	(35.2)	(26.4)
Change in interest expense for upward change by 1% in interest rate	(81.6)	(70.4)	(52.8)
Change in interest expense for upward change by 1.5% in interest rate	R (122.4)	R (105.6)	R (79.2)
Minimum | Interest rate risk
Other payables
Debt term	1 month
Maximum | Interest rate risk
Other payables
Debt term	3 months